LOAN PAYABLE (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 24, 2024	May 25, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 22, 2024
Short-Term Debt [Line Items]
Principal amount							$ 2,658,635
Repayments of Notes Payable			$ 35,962			$ 48,822
Interest Paid, Excluding Capitalized Interest, Operating Activities			8,347		456	6,514
Loan payble			$ 49,038			$ 10,793
Pay Pal [Member]
Short-Term Debt [Line Items]
Principal amount	$ 85,000
Loan payble	95,312
Fixed loan fee	10,312
Periodic payment	$ 1,833
Reclassification [Member]
Short-Term Debt [Line Items]
Repayments of Notes Payable					$ 10,793
Loans Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.51%
Principal amount		$ 25,000
Debt Instrument, Periodic Payment, Principal		$ 539
Debt Instrument, Maturity Date		May 25, 2023